Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2019	Mar. 31, 2018
Financial liabilities:
Long-term debt		¥ 2,433,294	¥ 1,955,636
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		62,012,000	61,381,000
Investments		1,604,000	2,518,000
Loans, net of allowance for loan losses	[1]	82,382,000	83,088,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		44,918,000	43,921,000
Interest-bearing deposits		112,658,000	113,558,000
Due to trust accounts		312,000	3,993,000
Other short-term borrowings		1,995,000	1,688,000
Long-term debt		9,096,000	10,970,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		62,012,000	61,381,000
Investments		1,609,000	2,522,000
Loans, net of allowance for loan losses	[1]	83,490,000	84,041,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		44,918,000	43,921,000
Interest-bearing deposits		112,655,000	113,540,000
Due to trust accounts		312,000	3,993,000
Other short-term borrowings		1,995,000	1,688,000
Long-term debt		9,178,000	10,995,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		873,000	1,206,000
Investments		1,140,000	1,984,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		24,983,000	22,898,000
Interest-bearing deposits		55,542,000	61,719,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		61,139,000	60,175,000
Investments		469,000	538,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		19,935,000	21,023,000
Interest-bearing deposits		57,113,000	51,821,000
Due to trust accounts		312,000	3,993,000
Other short-term borrowings		1,995,000	1,688,000
Long-term debt		8,336,000	10,098,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	[1]	83,490,000	84,041,000
Financial liabilities:
Long-term debt		¥ 842,000	¥ 897,000

[1]	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.